COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
13.	COMMITMENTS AND CONTINGENCY

Leases

The lease commitments are for office premises which are classified as operating leases. These non-cancelable leases have lease terms expiring through November 2018. Approximate future minimum lease payments under these leases at December 31, 2016 are $78,833 for the twelve months ending December 31, 2017 and $72,264 for the eleven months ending November 30, 2018.

Rent expense for the years ended December 31, 2016, 2015 and 2014 was $105,092, $111,552 and $94,590, respectively.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have a one year employment contract renewable on an annual basis.

Contingency

The Labor Contract Law of the People’s Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The Company has estimated its possible severance payments of approximately $429,256, and $462,015 as of December 31, 2016 and 2015, respectively, which have not been reflected in its consolidated financial statements, because it is more likely than not that this will not be paid or incurred.